UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Empyrean Capital Partners, LP
           --------------------------------------------------
Address:   10250 Constellation Boulevard
           --------------------------------------------------
           Suite 2950
           --------------------------------------------------
           Los Angeles, California  90067
           --------------------------------------------------

Form 13F File Number:      028-
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Hynes
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     310-843-3060
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Tony Hynes             Los Angeles, California         2/14/05
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        33
                                               -------------

Form 13F Information Table Value Total:        $537,248
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.    NONE


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                                                                                                                 VOTING AUTHORITY
NAME OF                          TITLE                   VALUE    SHRS OR   SH/    PUT/   INVESTMENT OTHER
ISSUER                           OF CLASS   CUSIP       (X $1000) PRN  AMT  PRN    CALL   DISCRETION MANAGERS  SOLE   SHARED  NONE
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

ALTRIA GROUP INC CALL 60 01/22   CALL         022095903    1,725       7,500 SH    CALL   Sole                   7,500
DELTA AIRLINES INC CALL 5.0 01   CALL         247361908    5,000      20,000 SH    CALL   Sole                  20,000
NEWS CORP LTD CALL 35.00 01/22   CALL         65248E104      235       1,000 SH    CALL   Sole                   1,000
ALLMERICA FINANCIAL CORP         COM          019754100   10,046     306,000 SH           Sole                 306,000
ALTRIA GROUP INC                 COM          02209S103   16,564     271,100 SH           Sole                 271,100
CABLEVISION SYSTEMS NY           COM          12686C109   12,450     500,000 SH           Sole                 500,000
CARMIKE CINEMAS INC              COM          143436400   13,027     356,914 SH           Sole                 356,914
CHARTER COMMUNICATIONS - INC. D  Cl A         16117M107   11,489   5,128,997 SH           Sole               5,128,997
COMPUTER ASSOCIATES INTERNATIO   COM          204912109   36,579   1,177,700 SH           Sole               1,177,700
CREO INC                         COM          225606102   12,406     828,700 SH           Sole                 828,700
DELTA AIRLINES INC               COM          247361108   13,836   1,849,700 SH           Sole               1,849,700
FEDERATED DEPARTMENT STORES      COM          31410H101   22,451     388,500 SH           Sole                 388,500
FOX ENTERTAINMENT GRP INC.       Cl A         35138T107   23,520     752,400 SH           Sole                 752,400
FREESCALE SEMICONDUCTOR INC.     Cl A         35687M107    2,381     133,600 SH           Sole                 133,600
GENCORP INC                      COM          368682100    3,265     175,800 SH           Sole                 175,800
GUIDANT CORP                     COM          401698105   43,260     600,000 SH           Sole                 600,000
KING PHARMACEUTICALS INC         COM          495582108    4,990     402,400 SH           Sole                 402,400
LAS VEGAS SANDS CORP             COM          517834107    4,800     100,000 SH           Sole                 100,000
LIBERTY MEDIA CORP NEW           SER A        530718105   55,868   5,088,200 SH           Sole               5,088,200
MANDALAY RESORT GROUP            COM          562567107    9,494     134,800 SH           Sole                 134,800
MASONITE INTERNATIONAL CORP      COM          575384102    6,054     176,200 SH           Sole                 176,200
NTL INC                          COM          62940M104   10,200     139,800 SH           Sole                 139,800
NEWS CORP.                       Cl B         65248E203   14,400     750,000 SH           Sole                 750,000
NEWS CORP.                       Cl A         65248E104   13,174     706,000 SH           Sole                 706,000
NEXTEL COMMUNICATIONS INC.       Cl A         65332V103   20,107     670,000 SH           Sole                 670,000
P G & E CORP                     COM          69331C108   56,047   1,684,100 SH           Sole               1,684,100
SPRINT CORP                      COM          852061100   39,760   1,600,000 SH           Sole               1,600,000
TELEWEST GLOBAL INC              COM          87956T107   25,335   1,441,100 SH           Sole               1,441,100
TELUS CORP.                      NON-VTG SHS  87971M202   17,340     600,000 SH           Sole                 600,000
THERAVANCE INC                   COM          88338T104    7,536     421,000 SH           Sole                 421,000
TYCO INTERNATIONAL LTD           COM          902124106   12,884     360,500 SH           Sole                 360,500
USG                              COM          903293405   10,116     251,200 SH           Sole                 251,200
USG CORP PUT 35.00 05/21/2004    PUT          903293955      909       2,425 SH    PUT    Sole                   2,425


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